SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit International Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.9%

Asia - 25.2%

Australia - 5.9%
Atlassian Corp. *	1,825	312,385
BHP Group, Ltd., ADR	4,200	266,322
Lynas Rare Earths, Ltd. *	46,625	198,479
Macquarie Group, Ltd.	2,600	307,839
Rio Tinto, PLC, ADR	4,400	301,840
Westpac Banking Corp.	4,425	64,426
Woodside Energy Group, Ltd., ADR	1,517	34,027

		1,485,318

China/Hong Kong - 5.4%
AIA Group, Ltd.	32,200	337,693
Baidu, Inc., ADR *	1,575	237,699
Budweiser Brewing Co. APAC, Ltd.	21,500	65,431
CSPC Pharmaceutical Group, Ltd.	262,960	257,784
ENN Energy Holdings, Ltd.	18,400	251,951
Ping An Insurance Group Co. of China, Ltd.	33,500	216,719

		1,367,277

Japan - 8.5%
Astellas Pharma, Inc.	17,700	251,470
Keyence Corp.	1,000	490,109
Recruit Holdings Co., Ltd.	11,200	308,101
Shiseido Co., Ltd.	4,100	192,221
Sony Group Corp., ADR	6,300	571,095
Terumo Corp.	13,100	354,294

		2,167,290

Singapore - 2.4%
DBS Group Holdings, Ltd.	15,600	387,843
Singapore Technologies Engineering, Ltd.	78,400	215,824

		603,667

South Korea - 3.0%
LG Chem, Ltd.	975	535,464
Samsung Electronics Co., Ltd., GDR	185	228,528

		763,992

Europe - 62.7%

France - 9.7%
AXA SA	11,750	358,582
Dassault Systemes SE	11,700	482,637
Elis SA	8,125	155,391
Faurecia SE *	7,166	155,743
Safran SA	3,200	473,717
Schneider Electric SE	5,000	835,620

		2,461,690

Germany - 7.3%
Allianz SE	2,250	519,381
Deutsche Post AG	6,550	306,773
Infineon Technologies AG	5,700	234,072
Muenchener Rueckversicherungs AG	800	279,709
Siemens AG	3,100	502,212

		1,842,147

Ireland - 3.4%
Accenture, PLC	550	157,195

Name of Issuer	Quantity	Fair Value ($)

Aptiv, PLC *	525	58,900
CRH, PLC, ADR	4,800	244,176
Linde, PLC	500	177,720
STERIS, PLC	1,175	224,754

		862,745

Netherlands - 4.5%
Adyen NV *	84	133,848
ASML Holding NV	1,025	697,728
Stellantis NV	16,375	297,861

		1,129,437

Spain - 3.0%
Cellnex Telecom SA	5,200	202,216
Iberdrola SA	45,900	571,813

		774,029

Sweden - 1.5%
Evolution AB, ADR	1,000	133,360
Hexagon AB	21,800	250,905

		384,265

Switzerland - 10.6%
Logitech International SA	6,650	386,099
Lonza Group AG	590	355,180
Nestle SA	3,600	438,950
Novartis AG	1,950	179,046
Partners Group Holding AG	490	461,444
Roche Holding AG	1,350	385,753
TE Connectivity, Ltd.	1,100	144,265
Zurich Insurance Group AG	680	325,855

		2,676,592

United Kingdom - 22.7%
Ashtead Group, PLC	3,800	233,339
AstraZeneca, PLC, ADR	8,300	576,103
BAE Systems, PLC	52,600	636,257
Coca-Cola Europacific Partners, PLC	5,400	319,626
Compass Group, PLC	10,625	267,023
Dechra Pharmaceuticals, PLC	6,300	206,259
Diageo, PLC, ADR	2,775	502,774
Entain, PLC	13,925	216,257
Glencore, PLC, ADR	14,500	165,880
London Stock Exchange Group, PLC	5,100	495,362
Man Group, PLC	38,950	113,470
Reckitt Benckiser Group, PLC	3,100	235,840
RELX, PLC	12,275	397,564
Rentokil Initial, PLC	47,250	345,329
Shell, PLC, ADR	12,250	704,865
Smith & Nephew, PLC	25,250	350,989

		5,766,937

Latin America - 1.3%

Argentina - 1.3%
Globant SA *	2,050	336,220

North America - 8.7%

Canada - 4.0%
Alimentation Couche-Tard, Inc.	7,400	372,053
Colliers International Group, Inc.	1,600	168,880
Lululemon Athletica, Inc. *	200	72,838

MARCH 31, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit International Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)

Waste Connections, Inc.	2,750	382,443

		996,214

United States - 4.7%
Broadcom, Inc.	1,025	657,579
Euronet Worldwide, Inc. *	1,775	198,622
Mondelez International, Inc.	4,800	334,656

		1,190,857

Total Common Stocks (cost: $17,833,425)		24,808,677

Investment Companies 0.8%
iShares MSCI India ETF (cost $166,868)	5,600	220,416

Short-Term Securities - 0.8%
Fidelity Inst. Money Mkt. Gvt. Fund, 4.72% (cost $191,174)	191,174	191,174

Total Investments in Securities - 99.5% (cost $18,191,467)		25,220,267

Other Assets and Liabilities, net - 0.5%		123,724

Net Assets - 100.0%		$25,343,991

*	Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	16.2%
Health Technology	12.4
Producer Manufacturing	12.4
Electronic Technology	11.2
Technology Services	8.6
Consumer Non-Durables	8.2
Non-Energy Minerals	4.6
Consumer Services	4.0
Consumer Durables	3.4
Utilities	3.3
Energy Minerals	2.9
Process Industries	2.8
Commercial Services	2.6
Retail Trade	1.8
Industrial Services	1.5
Transportation	1.2
Communications	0.8
Investment Companies	0.8
Short-Term Securities	0.8

99.5
Other Assets and Liabilities, net	0.5

100.0%

2

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2023

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of March 31, 2023 is as follows:

	Investment in Securities
	Level 1	Level 2	Level 3
	Quoted Prices ($)	Other significant observable inputs ($)	Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	336,220	—	—	336,220
Australia	914,574	570,744	—	1,485,318
Canada	996,214	—	—	996,214
China/Hong Kong	237,699	1,129,578	—	1,367,277
France	—	2,461,690	—	2,461,690
Germany	—	1,842,147	—	1,842,147
Ireland	862,745	—	—	862,745
Japan	571,095	1,596,195	—	2,167,290
Netherlands	995,589	133,848	—	1,129,437
Singapore	—	603,667	—	603,667
South Korea	—	763,992	—	763,992
Spain	—	774,029	—	774,029
Sweden	133,360	250,905	—	384,265
Switzerland	530,364	2,146,228	—	2,676,592
United Kingdom	2,269,248	3,497,689	—	5,766,937
United States	1,190,857	—	—	1,190,857
Investment Companies	220,416	—	—	220,416
Short-Term Securities	191,174	—	—	191,174
Total:	9,449,555	15,770,712	—	25,220,267

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

MARCH 31, 2023	3